Management Incentive Plan -Summary of Stock Option Activity - The Habit Restaurants, LLC Management Incentive Plan (Detail) - Habit Restaurants LLC Management Incentive Plan [Member] - Class C Units [Member] - $ / shares
	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013	Dec. 25, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options/units, Outstanding, Beginning Balance	31,453	30,953	28,103
Options Granted	14,574	1,850	2,850
Options/units, Forfeited	(675)	(650)
Options/units, Exercised	(825)	(700)
Options/units, Exchanged	(44,527)
Options/units, Outstanding, Ending Balance		31,453	30,953
Weighted Average Exercise/Conversion Price, Outstanding	$ 145.58	$ 136.14	$ 127.79
Weighted Average Exercise/Conversion Price, Granted	499.81	292.00	226.00
Weighted Average Exercise/Conversion Price, Forfeited	178.15	184.00
Weighted Average Exercise/Conversion Price, Exercised	133.94	110.00
Weighted Average Exercise/Conversion Price, Exchanged	$ 261.25
Weighted Average Exercise/Conversion Price, Outstanding		$ 145.58	$ 136.14
Remaining Contractual Term (Years), Outstanding	0 years	6 years